Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information [Abstract]
Quarterly Financial Information

(in millions, except shares and per share amounts)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2016
Total revenues (1)	$8,664	$9,287	$9,305	$10,234	$37,490
Operating income (1)	1,168	833	1,048	1,001	4,050
Net income	479	225	366	390	1,460
Dividends on preferred stock	(14)	(14)	(13)	(14)	(55)
Net income attributable to common stockholders	465	211	353	376	1,405
Earnings per share
Basic	$0.57	$0.26	$0.43	$0.46	$1.71
Diluted	$0.56	$0.25	$0.42	$0.45	$1.69
Weighted average shares outstanding
Basic	819,431,761	822,434,490	822,998,697	824,982,734	822,470,275
Diluted	859,382,827	829,752,956	832,257,819	867,262,400	833,054,545
Net income includes:
Cost of MetroPCS business combination	$36	$59	$15	$(6)	$104
Gains on disposal of spectrum licenses	(636)	—	(199)	—	(835)
2015
Total revenues (1)	$7,887	$8,292	$7,957	$8,331	$32,467
Operating income (1)	226	710	621	922	2,479
Net income (loss)	(63)	361	138	297	733
Dividends on preferred stock	(14)	(14)	(13)	(14)	(55)
Net income (loss) attributable to common stockholders	(77)	347	125	283	678
Earnings (loss) per share
Basic	$(0.09)	$0.43	$0.15	$0.35	$0.83
Diluted	$(0.09)	$0.42	$0.15	$0.34	$0.82
Weighted average shares outstanding
Basic	808,605,526	811,605,031	815,069,272	816,585,782	812,994,028
Diluted	808,605,526	821,122,537	822,017,220	824,716,119	822,617,938
Net income (loss) includes:
Cost of MetroPCS business combination	$128	$34	$193	$21	$376
Gains on disposal of spectrum licenses	—	(23)	(1)	(139)	(163)

(1)
The amortized imputed discount on EIP receivables previously recognized as Interest income has been retrospectively reclassified as Other revenues. See Note 1 - Summary of Significant Accounting Policies of the Notes to the Consolidated Financial Statements for further detail. We have presented the effect on each quarter of 2016 and 2015 in the table below:

(in millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2016	$65	$65	$59	$59	$248
2015	$109	$113	$108	$84	$414